Nature of business and organization	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

Nature of operations

Zhong Yuan Bio-Technology Holdings Limited (“ZY Holdings” or the “Company”), through its subsidiaries, is engaged in the business of developing and marketing nervonic acid-based health supplements and sales of acer truncatum seedlings. ZY Holdings together with its subsidiaries are collectively referred to as the “Company”.

Share Exchange

On August 31, 2019, ZY Holdings closed on a share exchange (the “Share Exchange”) with Zhong Yuan Investment Limited (“Zhong Yuan Investment”), a Seychelles company limited by shares. Prior to the exchange, Zhong Yuan Investment owned 100% of the shares of China Bio-Technology Holdings Limited (“China Bio”), a company organized under the laws of the Republic of Seychelles. Under the Share Exchange Agreement, ZY Holdings issued 161,500,000 shares to Zhong Yuan Investment in exchange of 100% equity interest in China Bio. As a result of the Share Exchange, China Bio is now a wholly owned subsidiary of ZY Holdings. Immediately following the closing of the Share Exchange, the Company had 170,000,000 shares of common stock outstanding, 95% of which were owned by Zhong Yuan Investment.

The Share Exchange has been accounted for as a reverse acquisition using the purchase method of accounting, with no goodwill being recognized. ZY Holdings (the legal acquirer) has been considered the accounting acquiree and China Bio (the legal acquiree) the accounting acquirer. The consolidated financial statements prior to the closing of the Share Exchange are actually those of China Bio, and the accounts of ZY Holdings are consolidated from the date of consummation of the Share Exchange.

Reorganization of China Bio

In and around January 2018 China Bio completed a reorganization of its legal structure. The reorganization involved the incorporation of China Bio and its wholly owned subsidiaries, Zhong Yuan Bio-Technology (Hong Kong) Limited (“ZY HK”, previously known as Hua Hong Powerloop Technology (Hong Kong) Limited, a holding company incorporated on June 13, 2016 under the laws of Hong Kong) and Zhong Yuan Bio-Technology (Shenzhen) Company Limited (“ZY Shenzhen”, a holding company established on June 10, 2014 under the laws of the People’s Republic of China (“PRC”) and previously known as Shenzhen Chuang Feng Clear Energy Company Limited); and the transfer of all equity ownership of Bao Feng Bio-Technology (Beijing) Limited (“BF Beijing”, previously known as Beijing Yuan Bao Feng Century Agricultural Technology Limited, an operating company incorporated on August 30, 2012 under the laws of the PRC) to ZY Shenzhen from the former shareholders of BF Beijing.

On January 19, 2018, ZY Shenzhen entered into an agreement to acquire 100% of the equity ownership of BF Beijing for a total cash consideration of $1,351,500 (RMB8,500,000) from the former shareholders of BF Beijing. To fund ZY Shenzhen’s acquisition of BF Beijing, these former shareholders agreed to provide an interest-free loan to China Bio which in turn provided an interest-free loan to ZY Shenzhen of the same amount of $1,351,500 (RMB8,500,000). For the purpose of this transaction, in January 2018, these former shareholders had established a majority ownership in China Bio whose shares were issued and paid up by way of capitalization of the said interest-free loan of $1,351,500 provided by these former shareholders. China Bio has a direct 100% equity interest in ZY Shenzhen. On February 13, 2019, ZY Shenzhen received approval from the Economic and Trade Bureau of Beijing, the PRC, on the acquisition of BF Beijing.

Since China Bio and its subsidiaries have effectively been controlled by the same group of shareholders before and after the reorganization, they are considered under common control. The above-mentioned transactions have been accounted for as recapitalization of BF Beijing with no adjustment to the historical basis of the assets and liabilities of BF Beijing and the operations were consolidated as though the transaction occurred as of the beginning of the first accounting period presented in these financial statements. For the purpose of presenting the financial statements on a consistent basis, the consolidated financial statements have been prepared as if the Company, ZY Shenzhen and ZY HK had been in existence since the beginning of the earliest period presented and throughout the whole periods covered by these financial statements.

Reverse Stock Split

On July 24, 2020, the Company completed a one-for-ten reverse stock split of the Company’s ordinary shares (the “Reverse Stock Split”). As a result of the Reverse Stock Split, the authorized share capital of the Company was decreased from 500,000,000 ordinary shares with a par value of US$0.0001 each to 50,000,000 ordinary shares with a par value of US$0.001 each, and the number of issued and outstanding ordinary shares was decreased from 171,450,000 shares to 17,145,000 shares.

Private Placement

On December 13, 2019, the Company closed on the sale of 1,450,000 Ordinary Shares, at a purchase price of $0.10 per Share, pursuant to a private securities offering.

On November 17, 2020, the Company sold 50,000 Ordinary Shares (post-Reverse Stock Split), at a purchase price of $1.00 per Share, pursuant to a private securities offering.

Cancellation of shares

On November 17, 2020, the Company acquired 25,000 Ordinary Shares (post-Reverse Stock Split) from one of the shareholders of the Company at total consideration of US$25,000. These shares were thereafter cancelled.

On November 18, 2020, the Company acquired 25,000 Ordinary Shares (post-Reverse Stock Split) from one of the shareholders of the Company at total consideration of US$25,000. These shares were thereafter cancelled.